Other	3 Months Ended
Mar. 31, 2026
Other Liabilities Disclosure [Abstract]
Other
(10)	Other
Long-Term Debt
On March 27, 2026, Puget Energy issued $450.0 million aggregate principal amount of 7.000%
Fixed-to-Fixed
Reset Rate Junior Subordinated Notes due 2056, Series A (the “Series A Notes”) and $450.0 million aggregate principal amount of 7.250%
Fixed-to-Fixed
Reset Rate Junior Subordinated Notes due 2056, Series B (the “Series B Notes” and together with the Series A Notes, the “Notes”) pursuant to a Junior Subordinated Indenture, dated as of March 27, 2026 (the “Base Indenture”), as supplemented by the First Supplemental Indenture dated as of March 27, 2026 (together with the Base Indenture, the “Junior Subordinated Indenture”). Interest on the Notes accrues from March 27, 2026 and is payable semi-annually in arrears on March 15 and September 15 of each year, beginning on September 15, 2026. The Notes mature on September 15, 2056. The Series A Notes bear interest (i) from and including March 27, 2026 to, but excluding, September 15, 2031 at an annual rate of 7.000% and (ii) from and including September 15, 2031, during each Series A Interest Reset Period (as defined in the Junior Subordinated Indenture) at an annual rate equal to the average of the yields on actively traded United States Treasury securities adjusted to constant maturity, for five-year maturities, for the most recent five business days as of the most recent determination date (the “Five-Year Treasury Rate”), plus 2.961%; provided, that the interest rate during any Series A Interest Reset Period will not reset below 7.000% (which equals the initial interest rate on the Series A Notes). The Series B Notes bear interest (i) from and including March 27, 2026 to, but excluding, September 15, 2036 at an annual rate of 7.250% and (ii) from and including September 15, 2036, during each Series B Interest Reset Period (as defined in the Junior Subordinated Indenture) at an annual rate equal to the Five-Year Treasury Rate as of the most recent determination date, plus 2.848%; provided, that the interest rate during any Series B Interest Reset Period will not reset below 7.250%

(which equals the initial interest rate on the Series B Notes). So long as no Event of Default (as defined in the Junior Subordinated Indenture) with respect to the Notes has occurred and is continuing, Puget Energy may, at its option, defer interest payments on the Notes on one or more occasions for up to 10 consecutive years. In the event that Puget Energy were to exercise such right to defer interest on the Notes, Puget Energy would not be able to pay cash dividends during the periods in which such payments were deferred. Proceeds from the issuance of the Notes were used to pay down the outstanding balance on the Puget Energy senior secured credit facility and for general corporate purposes.
The Notes are Puget Energy’s unsecured junior subordinated obligations and rank junior in right of payment to all of Puget Energy’s Senior Indebtedness (as defined in the Junior Subordinated Indenture). The Notes rank equally in right of payment with all of Puget Energy’s existing and future junior indebtedness.
Liquidity Facilities and Other Financing Arrangements
As of March 31, 2026, no amount was drawn and outstanding under Puget Energy’s credit facility.
As of March 31, 2026, there was $140.0 million outstanding under the commercial paper program at PSE and no amount was drawn under PSE’s credit facility. Outside of the credit facility, PSE maintains a standby letter of credit with TD Bank allowing for standby letter of credit postings of up to $300.0 million as a condition of transacting on the ICE NGX platform as well as participating in the Washington state carbon allowance auctions. As of March 31, 2026, $8.0 million was issued under the standby letter of credit with TD Bank in support of natural gas purchases and carbon allowance purchases. Additionally, PSE posted cash collateral of $64.5 million to Intercontinental Exchange for purchased power trading. Additionally, PSE secured rights to $70.4 million of GHG emission allowances under the CCA, which did not clear until April 1, 2026 and thus was included in restricted cash. In support of purchase power contracts, PSE posted no cash collateral and maintained two standby letters of credit in the amounts of $60.0 million and $11.9 million. In support of a funding participant contract, PSE has a $13.4 million standby letter of credit.
For further information on the Company’s long-term and short-term debt, credit facilities and other financing arrangements, see Note 7, “Long-Term Debt” and Note 8, “Liquidity Facilities and Other Financing Arrangements” to the audited consolidated financial statements included in this prospectus.
Utility Plant
Beaver Creek 2
On March 30, 2026, PSE entered into a turbine supply agreement with GE Renewables North America, LLC to purchase 21 wind turbine generators for a total of $80.1 million. The wind turbine generators are expected to be delivered in 2028.
Battle Butte Solar Project
On November 14, 2025, PSE executed a membership interest purchase agreement to acquire development rights for a utility-scale solar project located in Stillwater County, Montana. On February 20, 2026, PSE entered into a purchase agreement for photovoltaic modules with an aggregate capacity of 178 MW direct current for this project. The total commitment under the module purchase agreement is approximately $60.0 million. As of March 31, 2026, an immaterial amount was recorded in Utility plant—Electric plant, including CWIP, related to this project.
Beaver Creek Wind Project
Beaver Creek is a utility-scale wind project located in Stillwater County, Montana, with nameplate capacity of 248 MW that commenced commercial operations in August 2025. As of March 31, 2026, a $183.5 million net ITC was recorded with a corresponding accumulated deferred ITC to the “Unamortized investment tax credit” financial statement line item, which will be passed back to customers over the life of the project.

On April 15, 2026 and April 16, 2026, PSE transferred the remaining portion of its ITC from the Beaver Creek wind project for net proceeds of $51.7 million and $46.3 million, respectively. PSE does not anticipate any additional tax credit transfers in 2026.
Appaloosa Solar Project
Appaloosa Solar Project is a utility-scale solar project located in Garfield County, Washington with an expected nameplate capacity of 142 MW that is expected to commence commercial operations in 2027. On December 22, 2023, PSE executed and closed a membership interest purchase agreement with HQC Solar Holdings 1, LLC for a 100% ownership interest in Appaloosa Solar Project LLC. Total consideration is expected to be $20.3 million, of which $18.6 million was paid as of March 31, 2026 and the remaining balance is expected to be paid during the remainder of 2026. On August 30, 2024, PSE entered into an Engineering, Procurement, and Construction agreement to complete the design and construction of the project. Total consideration is expected to be approximately $266.8 million. As of March 31, 2026, $110.4 million was recorded in Utility plant - Electric plant, including CWIP, related to this project.
Colstrip
Effective January 1, 2026, PSE transferred its 25% interest in Colstrip Units 3 and 4 to NorthWestern Energy. Consistent with the 2019 GRC, PSE accelerated the depreciation of Colstrip Units 3 and 4 to December 31, 2025. Additional costs not covered through repurposed PTCs and hydro-related treasury grants as directed in the 2017 GRC are being recovered through a separate Colstrip tariff as part of the 2022 GRC. On January 1, 2026, PSE applied abandonment accounting specific to Colstrip Units 3 and 4 assets that existed as of December 31, 2025, which were not material.
Separately, PSE maintains a 50% ownership interest in the retired Colstrip Units 1 and 2, which have been shut down and out of service since December 31, 2019.
For further information on the Company’s utility plant, including resource acquisition projects, see Note 6, “Utility Plant” to the audited consolidated financial statements included in this prospectus.